Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY
Common shares, shares issued (in shares)	93,546,663	93,414,672	80,579,295
Common shares, shares outstanding (in shares)	93,546,663	93,414,672	80,579,295
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00